Note 13 - Financial Instruments (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 118,689	$ 36,557	$ 239,763	$ 327,434	$ 75,415	$ 84,303
Current Trade and Grants Receivable	1,117,294			970,467
Current prepayments and other receivable	116,904			$ 205,482
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	35,457	$ 123,717
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	118,689
Current Trade and Grants Receivable	1,117,294
Current prepayments and other receivable	116,904
Current liabilities	970,602
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 944,809